Related-Party Transactions - Additional Information (Detail) - Cellectis [Member] $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Related Party Transaction [Line Items]
Minimum net worth required	$ 300
Maximum [Member]
Related Party Transaction [Line Items]
Threshold percentage of ownership in outstanding common stock to enact indemnification agreement	50.00%